UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03723

Fidelity New York Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® New York Municipal Income Fund Fidelity Advisor® New York Municipal Income Fund Class A : FNMAX

This semi-annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.77%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$1,224,414,030
Number of Holdings	386
Portfolio Turnover	8%
What did the Fund invest in?
(as of July 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
Transportation	27.1
Special Tax	22.2
Education	15.0
General Obligations	12.1
Health Care	9.2
Housing	6.4
Others(Individually Less Than 5%)	8.0
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914419.100    1105-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® New York Municipal Income Fund Fidelity Advisor® New York Municipal Income Fund Class I : FEMIX

This semi-annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 27	0.53%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$1,224,414,030
Number of Holdings	386
Portfolio Turnover	8%
What did the Fund invest in?
(as of July 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
Transportation	27.1
Special Tax	22.2
Education	15.0
General Obligations	12.1
Health Care	9.2
Housing	6.4
Others(Individually Less Than 5%)	8.0
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914422.100    1109-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® New York Municipal Income Fund Fidelity® New York Municipal Income Fund : FTFMX

This semi-annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New York Municipal Income Fund	$ 23	0.45%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$1,224,414,030
Number of Holdings	386
Portfolio Turnover	8%
What did the Fund invest in?
(as of July 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
Transportation	27.1
Special Tax	22.2
Education	15.0
General Obligations	12.1
Health Care	9.2
Housing	6.4
Others(Individually Less Than 5%)	8.0
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914424.100    71-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® New York Municipal Income Fund Fidelity Advisor® New York Municipal Income Fund Class Z : FIJAX

This semi-annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.43%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$1,224,414,030
Number of Holdings	386
Portfolio Turnover	8%
What did the Fund invest in?
(as of July 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
Transportation	27.1
Special Tax	22.2
Education	15.0
General Obligations	12.1
Health Care	9.2
Housing	6.4
Others(Individually Less Than 5%)	8.0
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914423.100    3232-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® New York Municipal Income Fund Fidelity Advisor® New York Municipal Income Fund Class M : FNYPX

This semi-annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 36	0.72%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$1,224,414,030
Number of Holdings	386
Portfolio Turnover	8%
What did the Fund invest in?
(as of July 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
Transportation	27.1
Special Tax	22.2
Education	15.0
General Obligations	12.1
Health Care	9.2
Housing	6.4
Others(Individually Less Than 5%)	8.0
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914421.100    1108-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® New York Municipal Income Fund Fidelity Advisor® New York Municipal Income Fund Class C : FNYCX

This semi-annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 73	1.47%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$1,224,414,030
Number of Holdings	386
Portfolio Turnover	8%
What did the Fund invest in?
(as of July 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
Transportation	27.1
Special Tax	22.2
Education	15.0
General Obligations	12.1
Health Care	9.2
Housing	6.4
Others(Individually Less Than 5%)	8.0
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914420.100    1107-TSRS-0924

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® New York Municipal Income Fund

Semi-Annual Report
July 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® New York Municipal Income Fund
Schedule of Investments July 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Municipal Bonds - 98.9%
	Principal Amount (a) (000s)	Value ($) (000s)
New York - 87.7%
Brighton Central School Distri Series 2020, 2.125% 6/15/32	1,000	848
Bronxville Union Free School District Series 2019, 2% 9/15/32	1,000	831
Brookhaven Loc Dev. Corp. Series 2020, 4% 11/1/45	1,000	917
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015:
5% 7/1/25	590	587
5% 7/1/26	450	446
5% 7/1/27	600	593
5% 7/1/28	360	355
5% 7/1/29	300	295
5% 7/1/30	575	565
5% 7/1/40	1,000	949
5.25% 7/1/35	1,000	984
Dobbs Ferry Series 2017 A, 2.65% 10/15/33	325	281
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017, 5% 7/1/32	1,500	1,572
(Orange Reg'l. Med. Ctr. Proj.) Series 2017, 5% 12/1/28 (b)	4,000	3,976
(St Johns Univ., NY. Proj.) Series 2017 A, 5% 7/1/30	1,250	1,302
(State Univ. of New York Proj.) Series 2017 A:
5% 7/1/32	1,500	1,570
5% 7/1/34	3,000	3,140
Series 2016 A:
5% 7/1/41	2,500	2,544
5% 7/1/46	8,000	8,098
5% 7/1/50	6,280	6,340
Series 2017, 5% 12/1/32 (b)	4,000	3,959
Dutchess County Local Dev. Corp. Rev.:
(Health Quest Systems, Inc. Proj.) Series 2016 B, 5% 7/1/46	9,025	9,076
(Marist College Proj.) Series 2015 A:
5% 7/1/27	350	355
5% 7/1/29	725	736
5% 7/1/31	2,610	2,649
5% 7/1/32	2,660	2,699
5% 7/1/33	2,770	2,810
5% 7/1/34	2,935	2,973
(The Culinary Institute of America Proj.) Series 2018:
5% 7/1/26	850	870
5% 7/1/30	1,100	1,150
5% 7/1/35	855	889
Erie County Fiscal Stability Auth. Series 2017 D:
5% 9/1/33	525	553
5% 9/1/34	850	896
Farmingdale Union Free School District Series 2020, 2% 9/15/36	330	250
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.) Series 2021:
5% 6/1/25	400	405
5% 6/1/26	550	565
5% 6/1/28	155	164
5% 6/1/30	200	217
5% 6/1/32	200	219
(Hofstra Univ. Proj.) Series 2021 A, 3% 7/1/51	14,635	10,896
(Molloy College Proj.) Series 2017:
5% 7/1/32	740	755
5% 7/1/33	475	484
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
3.5% 2/15/38	405	384
5% 2/15/34	6,130	6,397
Islip Gen. Oblig. Series 2021 A:
2% 5/1/33	345	285
2% 5/1/37	1,575	1,195
Kingston NY City School District Series 2021, 2% 6/15/35	425	327
Liberty Dev. Corp. Rev. Series 2005, 5.25% 10/1/35	11,440	13,287
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2020 A:
5% 9/1/34	1,700	1,895
5% 9/1/35	1,200	1,335
5% 9/1/37	500	553
5% 9/1/38	1,450	1,602
Series 2022 A:
5% 9/1/38	1,275	1,447
5% 9/1/39	1,375	1,552
5% 9/1/40	1,500	1,682
5% 9/1/41	1,375	1,533
5% 9/1/42	2,000	2,220
Series 2023 E:
5% 9/1/39	1,750	1,995
5% 9/1/40	1,915	2,166
5% 9/1/41	2,100	2,361
5% 9/1/42	2,375	2,657
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Rfdg. Proj.) Series 2015 A, 5% 7/1/33	1,000	1,016
Mahopac Cent Scd Series 2021, 1.7% 6/1/35	635	473
Massapequa Union Free School District Series 2019:
2% 10/1/32	1,745	1,465
2% 10/1/33	1,775	1,460
Monroe County Indl. Dev. Corp.:
(Highland Hosp. of Rochester Proj.) Series 2020, 3% 7/1/50	4,265	3,310
(Rochester Reg'l. Health Proj.) Series 2020 A, 4% 12/1/46	2,500	2,283
(The Rochester Gen. Hosp. Proj.) Series 2017:
5% 12/1/31	1,595	1,634
5% 12/1/34	760	777
5% 12/1/35	700	715
5% 12/1/36	700	714
(Univ. of Rochester Proj.):
Series 2017 A, 5% 7/1/34	1,310	1,378
Series 2017 C, 4% 7/1/32	1,680	1,708
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/51	3,000	3,000
5% 11/15/56	9,000	9,000
Nassau County Local Econ. Assistance Corp. Series 2014 B, 5% 7/1/27	1,000	1,001
New Rochelle City School District Series 2020, 2% 6/15/33	2,625	2,213
New Rochelle N Y Series 2020, 2% 2/15/34	590	491
New York Bridge Auth. Gen. Rev. Series 2021 A, 4% 1/1/51	1,085	1,056
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/52	5,610	5,945
New York City Gen. Oblig.:
Series 2018 F, 5% 4/1/45	8,485	8,791
Series 2018 F1, 3.375% 4/1/38	490	471
Series 2019 D:
5% 12/1/41	4,305	4,523
5% 12/1/44	9,810	10,241
Series 2020 D1, 4% 3/1/44	1,475	1,456
Series 2021 A1, 4% 8/1/34	3,250	3,354
Series 2021 F1:
3% 3/1/51 (Build America Mutual Assurance Insured)	5,825	4,493
5% 3/1/43	1,500	1,625
Series 2022 A1, 5% 8/1/47	18,895	20,282
Series 2022 D1, 5.25% 5/1/38	5,000	5,712
Series 2023 F1, 5% 8/1/37	1,000	1,134
New York City Hsg. Dev. Corp. Series 2017 G1, 3.45% 11/1/37	1,730	1,596
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Series 2019 G1B, 3.05% 5/1/50	4,270	3,319
Series 2019 J:
3% 11/1/44	8,030	6,515
3.05% 11/1/49	9,115	7,158
Series 2020 A1C, 2.8% 11/1/45	1,000	767
Series 2021 C1, 2.4% 11/1/46	2,535	1,767
Series 2021 F1:
2.1% 11/1/36	2,000	1,567
2.25% 11/1/41	10,000	7,261
2.4% 11/1/46	1,000	697
Series 2021 I:
2.45% 11/1/41	6,200	4,664
2.7% 11/1/51	8,285	5,702
Series 2021, 2.65% 11/1/46	7,135	5,271
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) Series 2021 A:
3% 1/1/37 (Assured Guaranty Muni. Corp. Insured) (Assured Guaranty, Inc. Insured)	1,000	906
3% 1/1/46 (Assured Guaranty Muni. Corp. Insured) (Assured Guaranty, Inc. Insured)	9,945	7,971
(Yankee Stadium Proj.) Series 2020 A, 3% 3/1/49	1,700	1,269
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 DD, 5.25% 6/15/49	4,410	4,666
Series 2021 BB1, 3% 6/15/50	4,395	3,426
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2018 S4, 5.25% 7/15/36	8,095	8,706
Series 2019 S1, 5% 7/15/43	1,715	1,792
Series 2022 1A, 3% 7/15/39	1,690	1,491
New York City Transitional Fin. Auth. Rev.:
Series 2016 A1, 3.25% 8/1/35	325	311
Series 2017 E-1, 5% 2/1/34	4,500	4,681
Series 2017 F, 5% 5/1/34	7,000	7,310
Series 2018 B-1, 5% 8/1/34	3,000	3,146
Series 2018 C2, 5% 5/1/37	4,690	4,963
Series 2020 C1, 3% 5/1/46	4,200	3,396
Series 2021 B1, 4% 8/1/38	1,340	1,365
Series 2021 F1, 4% 11/1/38	1,500	1,526
Series 2022 B1, 5.25% 11/1/37	6,120	7,045
Series 2024 A1:
5% 5/1/40	5,115	5,721
5% 5/1/41	8,000	8,928
Series C1, 4% 5/1/47	1,000	982
New York Convention Ctr. Dev. Corp. Rev.:
Series 2015:
5% 11/15/29	5,000	5,091
5% 11/15/30	2,000	2,035
5% 11/15/33	9,115	9,271
5% 11/15/34	3,000	3,051
5% 11/15/40	9,990	10,098
Series 2016:
0% 11/15/30	3,400	2,675
0% 11/15/38	1,275	692
New York Dorm. Auth. Rev.:
Series 2015 A:
5% 7/1/28	5,000	5,043
5% 7/1/29	5,000	5,040
5% 5/1/30	3,450	3,482
5% 7/1/30	5,000	5,028
5% 5/1/31	11,000	11,100
5% 7/1/31	15,000	15,086
Series 2015 B, 5% 10/1/34	1,070	1,091
Series 2015:
5% 12/1/24 (b)	600	600
5% 12/1/27 (b)	1,200	1,199
Series 2016 A:
5% 7/1/33	800	824
5% 7/1/34	650	669
5% 7/1/35	500	515
Series 2018 A, 5% 8/1/35	3,800	3,905
Series 2019 1, 2% 7/1/33	7,600	6,424
Series 2019 A:
4% 7/1/40	1,000	839
4% 7/1/45	3,750	3,024
5% 7/1/26	545	540
5% 7/1/27	390	385
5% 7/1/28	465	458
5% 7/1/29	750	739
5% 7/1/30	1,475	1,449
5% 7/1/32	1,540	1,501
5% 7/1/33	5,800	6,083
5% 7/1/34	1,300	1,256
5% 7/1/35	600	578
5% 7/1/36	500	480
5% 7/1/38	3,440	3,720
5% 7/1/41	1,345	1,281
5% 7/1/42	8,500	9,084
Series 2019 B, 5% 7/1/50	3,000	3,148
Series 2020 A:
3% 7/1/48	5,000	4,015
4% 9/1/50	7,120	6,544
4% 7/1/53	5,805	5,577
5% 7/1/40	1,265	1,353
Series 2021 A:
3% 7/1/41	1,000	862
4% 7/1/48	4,000	3,827
5% 7/1/46	1,025	1,046
5% 7/1/51	3,040	3,076
Series 2022 A:
4% 7/1/49	2,500	2,350
5% 7/1/35	1,425	1,538
5% 7/1/36	1,495	1,610
5% 7/1/37	785	844
5% 7/15/37	6,500	6,855
5% 7/1/38	500	535
5% 7/1/39	865	920
5% 7/1/40	915	967
5% 7/1/41	830	874
5% 7/1/42	1,005	1,054
Series 2022:
4% 7/1/46	4,625	4,599
5% 7/1/35	1,095	1,150
5% 7/1/47	5,625	5,641
5% 7/1/52	4,675	4,983
Series 2024 A:
5.5% 5/1/49	1,500	1,648
5.5% 7/1/54	7,500	8,574
5.5% 5/1/56	2,985	3,251
New York Dorm. Auth. Revs. (New York Univ. Proj.) Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,554
New York Dorm. Auth. Sales Tax Rev.:
Series 2018 A:
5% 3/15/42	9,940	10,390
5% 3/15/43	9,940	10,373
Series 2018 C:
5% 3/15/35	18,870	19,969
5% 3/15/43	6,185	6,454
Series 2018 E, 5% 3/15/44	5,000	5,244
Series 2018, 5% 3/15/48	12,700	13,250
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (New York City Muni. Wtr. Fin. Auth. Proj.) Series 2018 B, 5% 6/15/43	1,000	1,050
New York Liberty Dev. Corp.:
(Bank of America Tower at One Bryant Park Proj.) Series 2019 1, 2.45% 9/15/69	8,000	7,338
(World Trade Ctr. Proj.) Series 2021 A, 3% 11/15/51	5,500	4,132
New York Metropolitan Trans. Auth. Rev.:
Series 2014 D, 5.25% 11/15/44	5,000	5,017
Series 2015 B, 5% 11/15/29	2,125	2,148
Series 2015 C, 5% 11/15/35	600	608
Series 2016 A1, 5% 11/15/46	22,890	23,207
Series 2016 B:
5% 11/15/34	1,490	1,535
5% 11/15/35	8,375	8,627
Series 2016 C1:
5% 11/15/31	1,175	1,213
5% 11/15/32	730	753
Series 2016 D:
5% 11/15/30	1,805	1,864
5% 11/15/31	665	686
5.25% 11/15/31	500	519
Series 2017 A1, 5% 11/15/51	1,500	1,549
Series 2017 C-2:
0% 11/15/29	15,820	13,091
0% 11/15/32	18,000	13,183
Series 2017 C1:
5% 11/15/27	620	655
5% 11/15/30	1,015	1,077
Series 2017 D:
5% 11/15/30	5,000	5,305
5% 11/15/32	925	980
Series 2020 C1, 5% 11/15/50	1,310	1,369
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/37 (Pre-Refunded to 2/15/27 @ 100)	5	5
Series 2019 A, 5% 3/15/46	7,500	7,865
Series 2020 A:
3% 3/15/38	1,590	1,439
3% 3/15/39	5,000	4,442
Series 2021 A, 5% 3/15/49	6,500	6,929
Series 2021 E:
3% 3/15/50	10,285	7,994
4% 3/15/37	3,700	3,805
4% 3/15/39	735	748
Series 2022 A:
4% 3/15/39	1,000	1,017
5% 3/15/41	5,000	5,518
Series 2023 A:
5% 3/15/37	2,625	2,989
5% 3/15/38	1,645	1,866
5% 3/15/39	2,100	2,367
New York State Hsg. Fin. Agcy. Rev.:
Series 2017 K:
3% 11/1/32	1,500	1,377
3.3% 11/1/37	1,800	1,626
Series 2019 I:
3.15% 11/1/44	1,500	1,253
3.25% 11/1/52	5,000	3,979
Series 2021 D1, 2.4% 11/1/41	2,740	2,038
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2020 227, 2.5% 10/1/47	12,730	8,961
Series 2021 232, 5% 10/1/28 (c)	1,680	1,752
Series 221, 3.5% 10/1/32 (c)	3,495	3,429
Series 223, 3.5% 4/1/49	1,130	1,121
Series 226, 3.5% 10/1/50 (c)	7,815	7,662
New York State Urban Dev. Corp.:
Series 2020 A, 5% 3/15/42	2,175	2,356
Series 2020 C, 4% 3/15/49	3,165	3,079
Series 2022 A, 5% 3/15/40	8,000	8,936
New York Thruway Auth. Gen. Rev.:
Series 2016 A:
5% 1/1/41	9,320	9,465
5% 1/1/51	8,625	8,727
Series 2019 B:
3% 1/1/53	5,405	4,077
3% 1/1/53 (Assured Guaranty Muni. Corp. Insured)	2,000	1,521
4% 1/1/45	5,000	4,892
Series 2020 N, 3% 1/1/50	5,000	3,850
New York Thruway Auth. Personal Income Tax Rev. Series 2021 A1, 3% 3/15/50	8,945	6,901
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. - Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2023, 6% 4/1/35 (c)	5,000	5,640
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/33 (c)	5,000	5,155
(John F. Kennedy Int'l. Arpt. New Term. One Proj.):
Series 2023, 5% 6/30/49 (Assured Guaranty Muni. Corp. Insured) (c)	5,000	5,177
Series 2024, 5.5% 6/30/54 (c)	8,000	8,536
(Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A, 5% 7/1/34 (c)	4,000	4,005
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A:
4% 12/1/38 (c)	600	591
4% 12/1/41 (c)	1,700	1,642
5% 12/1/31 (c)	1,200	1,283
5% 12/1/33 (c)	1,950	2,077
5% 12/1/35 (c)	1,540	1,636
Series 2020 C:
5% 12/1/29	1,300	1,406
5% 12/1/30	500	547
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/35 (c)	8,465	9,132
5% 12/1/36 (c)	7,500	8,055
New York Urban Dev. Corp. Rev. Series 2019 A, 5% 3/15/43	10,830	11,315
Niagara Area Dev. Corp. Rev. (Catholic Health Sys., Inc. Proj.) Series 2022, 5% 7/1/52	3,000	2,728
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/29 (c)	615	645
5% 4/1/30 (c)	750	783
5% 4/1/32 (c)	900	938
5% 4/1/33 (c)	650	677
5% 4/1/34 (c)	1,765	1,839
5% 4/1/36 (c)	1,150	1,183
5% 4/1/38 (c)	750	774
North Hempstead Gen. Oblig. Series 2017 C, 2.9% 9/15/33	850	773
Oneida County Local Dev. Corp. Rev.:
(Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/37 (Assured Guaranty Muni. Corp. Insured)	1,000	993
4% 12/1/38 (Assured Guaranty Muni. Corp. Insured)	1,000	997
4% 12/1/49 (Assured Guaranty Muni. Corp. Insured)	11,305	10,809
5% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	755	812
5% 12/1/31 (Assured Guaranty Muni. Corp. Insured)	545	586
(Utica College Proj.) Series 2019, 4% 7/1/39	2,625	2,395
Onondaga Civic Dev. Corp.:
(Le Moyne College Proj.) Series 2020 B:
4% 7/1/36	425	416
4% 7/1/37	275	268
4% 7/1/38	510	490
4% 7/1/39	650	616
4% 7/1/40	600	563
5% 7/1/25	235	237
5% 7/1/27	815	840
5% 7/1/28	855	890
5% 7/1/31	340	358
5% 7/1/32	265	278
5% 7/1/33	300	314
5% 7/1/34	300	315
5% 7/1/35	400	420
(Syracuse Univ. Proj.) Series 2020 A, 5% 12/1/35	1,110	1,225
Series 2024 A:
5.125% 8/1/44	1,000	1,015
5.375% 8/1/54	1,250	1,281
Onondaga County:
Series 2018, 3.375% 4/15/36	1,020	954
Series 2020, 2% 10/15/34	1,295	1,013
Onondaga County Wtr. Auth. Series 2022 A, 2.5% 9/15/51	1,855	1,234
Orange County:
Series 2016 A, 2.25% 3/15/33	250	213
Series 2021 A, 2% 6/15/29	250	226
Pearl River Union Free School Series 2021, 2% 6/1/36	650	496
Pelham Union Free School District Series 2020 A:
2% 11/1/31	2,180	1,854
2% 11/1/32	1,445	1,204
2% 11/1/33	530	433
2% 11/1/34	2,015	1,612
2% 11/1/35	2,225	1,736
Port Chester-Rye Series 2020, 2% 6/1/36	1,925	1,495
Saratoga County Cap. Resources Rev. (Skidmore College Proj.) Series 2020 A:
4% 7/1/50	1,500	1,445
5% 7/1/45	1,625	1,732
Saratoga County Gen. Oblig. Series 2016, 3.125% 7/15/36	1,510	1,396
Suffolk County Econ. Dev. Corp. Rev. Series 2021, 5.375% 11/1/54 (b)	3,500	2,937
Suffolk County Gen. Oblig.:
Series 2021 A:
2% 6/15/33	7,555	6,417
2% 6/15/34	7,105	5,909
Series 2022 C, 4% 9/1/36	2,000	2,055
Suffolk Tobacco Asset Securitization Corp.:
Series 2021 A2, 4% 6/1/50	3,000	2,692
Series 2021 B1, 4% 6/1/50	4,805	4,766
Syracuse Reg'l. Arpt. Auth. Series 2021:
4% 7/1/35 (c)	500	494
4% 7/1/36 (c)	500	491
5% 7/1/28 (c)	1,640	1,702
5% 7/1/29 (c)	1,500	1,570
5% 7/1/30 (c)	1,500	1,582
5% 7/1/31 (c)	2,060	2,183
5% 7/1/32 (c)	1,145	1,212
5% 7/1/33 (c)	755	796
5% 7/1/34 (c)	815	857
Tobacco Settlement Asset Securitization Corp. Series 2017 A, 5% 6/1/30	2,525	2,623
Triborough Brdg & Tunl Auth. Series 2023 A:
5% 5/15/36	800	919
5% 5/15/38	1,125	1,288
5% 5/15/39	1,545	1,758
Triborough Bridge & Tunnel Auth.:
Series 2022 D 1A, 5% 11/15/38	10,000	11,268
Series 2023 C, 5.25% 11/15/39	6,000	6,977
Triborough Bridge & Tunnel Auth. Revs.:
Series 2018 D, 4% 11/15/37	3,000	3,095
Series 2019 C, 3% 11/15/46	5,000	3,977
Series 2022 A:
4% 11/15/52	3,000	2,919
5% 11/15/40	2,000	2,231
5% 11/15/41	2,000	2,220
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.):
Series 2015:
5% 8/1/28	1,565	1,598
5% 8/1/32	1,000	1,018
Series 2020 A, 5% 9/1/36	1,500	1,626
Uniondale Union Free School District Series 2021:
1.75% 5/1/33	3,385	2,762
1.75% 5/1/34	3,810	2,950
West Islip Union Free School District Series 2020, 2% 6/15/32	2,880	2,376
Westchester County Gen. Oblig. Series 2021 A:
2% 10/15/32	3,990	3,384
2% 10/15/33	570	473
Westchester County Local Dev. Co. Series 2024:
5% 7/1/35	3,500	3,869
5% 7/1/38	2,000	2,193
Western Nassau County Wtr. Auth. Series 2015 A, 5% 4/1/30	350	354
Yonkers Gen. Oblig.:
Series 2019 A:
4% 5/1/34 (Build America Mutual Assurance Insured)	1,500	1,543
5% 5/1/33 (Build America Mutual Assurance Insured)	1,000	1,095
Series 2021 B:
2% 2/15/41 (Assured Guaranty Muni. Corp. Insured)	1,000	684
4% 2/15/37	1,200	1,236
TOTAL NEW YORK		1,074,342
New York And New Jersey - 9.7%
Port Auth. of New York & New Jersey:
85th Series, 5.375% 3/1/28	3,885	4,059
Series 193, 5% 10/15/28 (c)	2,015	2,045
Series 2019 218, 5% 11/1/36 (c)	4,820	5,084
Series 202, 5% 10/15/36 (c)	5,455	5,608
Series 2020 221, 4% 7/15/50 (c)	2,900	2,715
Series 2021 224, 5% 7/15/56	6,795	7,252
Series 2021 227:
2% 10/1/31 (c)	6,295	5,264
2% 10/1/34 (c)	4,380	3,399
Series 2022 234:
5% 8/1/38 (c)	1,750	1,873
5% 8/1/39 (c)	1,500	1,602
5.25% 8/1/40 (c)	2,000	2,175
Series 2023 238:
5% 7/15/35 (c)	8,475	9,261
5% 7/15/36 (c)	7,060	7,670
5% 7/15/37 (c)	4,235	4,589
Series 214:
4% 9/1/37 (c)	4,000	4,032
4% 9/1/39 (c)	1,920	1,914
4% 9/1/43 (c)	6,500	6,277
5% 9/1/33 (c)	2,005	2,119
Series 218:
4% 11/1/47 (c)	11,280	10,748
5% 11/1/30 (c)	1,130	1,200
5% 11/1/44 (c)	5,080	5,256
Series 221:
4% 7/15/36 (c)	3,000	3,038
4% 7/15/38 (c)	1,000	1,005
4% 7/15/40 (c)	2,000	1,991
4% 7/15/45 (c)	8,000	7,669
5% 7/15/32 (c)	1,500	1,607
Series 223, 5% 7/15/56 (c)	8,850	9,172
TOTAL NEW YORK AND NEW JERSEY		118,624
Non-State Specific - 0.1%
Port Auth. of New York & New Jersey Series 217, 5% 11/1/44	1,000	1,068
Puerto Rico - 1.4%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (b)	3,345	3,496
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	3,720	2,504
5.625% 7/1/27	455	475
5.625% 7/1/29	1,350	1,449
5.75% 7/1/31	3,120	3,453
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1:
4.55% 7/1/40	325	325
4.75% 7/1/53	2,250	2,230
Series 2019 A2, 4.329% 7/1/40	2,652	2,629
TOTAL PUERTO RICO		16,561
TOTAL MUNICIPAL BONDS (Cost $1,233,810)		1,210,595

Money Market Funds - 0.3%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 3.90% (d)(e) (Cost $3,871)	3,870,186	3,871

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $1,237,681)	1,214,466
NET OTHER ASSETS (LIABILITIES) - 0.8%	9,948
NET ASSETS - 100.0%	1,224,414

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,167,000 or 1.3% of net assets.

(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.90%	6,577	80,637	83,341	326	(1)	(1)	3,871	0.2%
Total	6,577	80,637	83,341	326	(1)	(1)	3,871

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	1,210,595	-	1,210,595	-

Money Market Funds	3,871	3,871	-	-
Total Investments in Securities:	1,214,466	3,871	1,210,595	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2024 (Unaudited) Amounts in thousands (except per-share amounts)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,233,810)	$1,210,595
Fidelity Central Funds (cost $3,871)	3,871

Total Investment in Securities (cost $1,237,681)		$1,214,466
Cash		100
Receivable for investments sold		292
Receivable for fund shares sold		780
Interest receivable		11,394
Distributions receivable from Fidelity Central Funds		25
Total assets		1,227,057
Liabilities
Payable for fund shares redeemed	$1,045
Distributions payable	1,105
Accrued management fee	441
Distribution and service plan fees payable	10
Other payables and accrued expenses	42
Total liabilities		2,643
Net Assets		$1,224,414
Net Assets consist of:
Paid in capital		$1,284,061
Total accumulated earnings (loss)		(59,647)
Net Assets		$1,224,414

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($30,659 ÷ 2,478 shares)(a)		$12.37
Maximum offering price per share (100/96.00 of $12.37)		$12.89
Class M :
Net Asset Value and redemption price per share ($3,911 ÷ 316 shares)(a)		$12.38
Maximum offering price per share (100/96.00 of $12.38)		$12.90
Class C :
Net Asset Value and offering price per share ($3,821 ÷ 309 shares)(a)		$12.37
New York Municipal Income :
Net Asset Value, offering price and redemption price per share ($1,112,571 ÷ 89,885 shares)		$12.38
Class I :
Net Asset Value, offering price and redemption price per share ($44,181 ÷ 3,574 shares)		$12.36
Class Z :
Net Asset Value, offering price and redemption price per share ($29,271 ÷ 2,368 shares)		$12.36
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended July 31, 2024 (Unaudited) Amounts in thousands
Investment Income
Interest		$20,511
Income from Fidelity Central Funds		326
Total income		20,837
Expenses
Management fee	$2,565
Transfer agent fees	90
Distribution and service plan fees	65
Accounting fees and expenses	20
Custodian fees and expenses	10
Independent trustees' fees and expenses	2
Registration fees	75
Audit fees	29
Legal	5
Miscellaneous	3
Total expenses before reductions	2,864
Expense reductions	(13)
Total expenses after reductions		2,851
Net Investment income (loss)		17,986
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(370)
Fidelity Central Funds	(1)
Total net realized gain (loss)		(371)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(4,083)
Fidelity Central Funds	(1)
Total change in net unrealized appreciation (depreciation)		(4,084)
Net gain (loss)		(4,455)
Net increase (decrease) in net assets resulting from operations		$13,531
Statement of Changes in Net Assets

Amount in thousands	Six months ended July 31, 2024 (Unaudited)	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,986	$33,840
Net realized gain (loss)	(371)	(11,872)
Change in net unrealized appreciation (depreciation)	(4,084)	22,946
Net increase (decrease) in net assets resulting from operations	13,531	44,914
Distributions to shareholders	(16,781)	(32,646)

Share transactions - net increase (decrease)	(7,087)	(15,328)
Total increase (decrease) in net assets	(10,337)	(3,060)

Net Assets
Beginning of period	1,234,751	1,237,811
End of period	$1,224,414	$1,234,751

Financial Highlights
Fidelity Advisor® New York Municipal Income Fund Class A

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.40	$12.28	$13.19	$13.75	$13.71	$12.96
Income from Investment Operations
Net investment income (loss) A,B	.162	.303	.261	.248	.270	.287
Net realized and unrealized gain (loss)	(.042)	.108	(.894)	(.462)	.105	.804
Total from investment operations	.120	.411	(.633)	(.214)	.375	1.091
Distributions from net investment income	(.150)	(.291)	(.260)	(.248)	(.270)	(.287)
Distributions from net realized gain	-	-	(.017)	(.098)	(.065)	(.054)
Total distributions	(.150)	(.291)	(.277)	(.346)	(.335)	(.341)
Net asset value, end of period	$12.37	$12.40	$12.28	$13.19	$13.75	$13.71
Total Return C,D,E	.99%	3.45%	(4.75)%	(1.61)%	2.81%	8.51%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.77% H	.78%	.78%	.77%	.78%	.79%
Expenses net of fee waivers, if any	.77 % H	.77%	.78%	.77%	.78%	.79%
Expenses net of all reductions	.77% H	.77%	.78%	.77%	.78%	.79%
Net investment income (loss)	2.66% H	2.51%	2.14%	1.81%	2.01%	2.14%
Supplemental Data
Net assets, end of period (in millions)	$31	$32	$34	$41	$43	$42
Portfolio turnover rate I	8 % H	15%	17%	16%	16%	15%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® New York Municipal Income Fund Class M

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.41	$12.29	$13.21	$13.76	$13.73	$12.97
Income from Investment Operations
Net investment income (loss) A,B	.165	.309	.268	.254	.275	.293
Net realized and unrealized gain (loss)	(.042)	.108	(.904)	(.452)	.095	.814
Total from investment operations	.123	.417	(.636)	(.198)	.370	1.107
Distributions from net investment income	(.153)	(.297)	(.267)	(.254)	(.275)	(.293)
Distributions from net realized gain	-	-	(.017)	(.098)	(.065)	(.054)
Total distributions	(.153)	(.297)	(.284)	(.352)	(.340)	(.347)
Net asset value, end of period	$12.38	$12.41	$12.29	$13.21	$13.76	$13.73
Total Return C,D,E	1.01%	3.50%	(4.77)%	(1.50)%	2.77%	8.63%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.73% H	.73%	.72%	.74%	.75%	.74%
Expenses net of fee waivers, if any	.72 % H	.73%	.72%	.73%	.75%	.74%
Expenses net of all reductions	.72% H	.73%	.72%	.73%	.75%	.74%
Net investment income (loss)	2.70% H	2.56%	2.20%	1.85%	2.05%	2.18%
Supplemental Data
Net assets, end of period (in millions)	$4	$4	$4	$6	$7	$8
Portfolio turnover rate I	8 % H	15%	17%	16%	16%	15%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® New York Municipal Income Fund Class C

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.40	$12.28	$13.19	$13.75	$13.71	$12.96
Income from Investment Operations
Net investment income (loss) A,B	.120	.219	.175	.148	.173	.188
Net realized and unrealized gain (loss)	(.043)	.108	(.893)	(.461)	.105	.804
Total from investment operations	.077	.327	(.718)	(.313)	.278	.992
Distributions from net investment income	(.107)	(.207)	(.175)	(.149)	(.173)	(.188)
Distributions from net realized gain	-	-	(.017)	(.098)	(.065)	(.054)
Total distributions	(.107)	(.207)	(.192)	(.247)	(.238)	(.242)
Net asset value, end of period	$12.37	$12.40	$12.28	$13.19	$13.75	$13.71
Total Return C,D,E	.63%	2.72%	(5.42)%	(2.33)%	2.07%	7.71%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.47% H	1.48%	1.48%	1.50%	1.51%	1.53%
Expenses net of fee waivers, if any	1.47 % H	1.48%	1.48%	1.50%	1.51%	1.52%
Expenses net of all reductions	1.47% H	1.48%	1.48%	1.50%	1.51%	1.52%
Net investment income (loss)	1.95% H	1.81%	1.44%	1.08%	1.28%	1.40%
Supplemental Data
Net assets, end of period (in millions)	$4	$4	$6	$9	$13	$17
Portfolio turnover rate I	8 % H	15%	17%	16%	16%	15%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® New York Municipal Income Fund

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.41	$12.29	$13.20	$13.75	$13.72	$12.96
Income from Investment Operations
Net investment income (loss) A,B	.182	.341	.300	.292	.314	.331
Net realized and unrealized gain (loss)	(.043)	.108	(.894)	(.452)	.095	.814
Total from investment operations	.139	.449	(.594)	(.160)	.409	1.145
Distributions from net investment income	(.169)	(.329)	(.299)	(.292)	(.314)	(.331)
Distributions from net realized gain	-	-	(.017)	(.098)	(.065)	(.054)
Total distributions	(.169)	(.329)	(.316)	(.390)	(.379)	(.385)
Net asset value, end of period	$12.38	$12.41	$12.29	$13.20	$13.75	$13.72
Total Return C,D	1.14%	3.77%	(4.45)%	(1.22)%	3.07%	8.94%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46% G	.47%	.47%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.45 % G	.46%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.45% G	.46%	.46%	.45%	.46%	.46%
Net investment income (loss)	2.97% G	2.83%	2.45%	2.13%	2.34%	2.47%
Supplemental Data
Net assets, end of period (in millions)	$1,113	$1,126	$1,140	$1,576	$1,600	$1,734
Portfolio turnover rate H	8 % G	15%	17%	16%	16%	15%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® New York Municipal Income Fund Class I

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.39	$12.27	$13.18	$13.74	$13.70	$12.95
Income from Investment Operations
Net investment income (loss) A,B	.176	.331	.290	.281	.303	.320
Net realized and unrealized gain (loss)	(.042)	.108	(.894)	(.462)	.105	.805
Total from investment operations	.134	.439	(.604)	(.181)	.408	1.125
Distributions from net investment income	(.164)	(.319)	(.289)	(.281)	(.303)	(.321)
Distributions from net realized gain	-	-	(.017)	(.098)	(.065)	(.054)
Total distributions	(.164)	(.319)	(.306)	(.379)	(.368)	(.375)
Net asset value, end of period	$12.36	$12.39	$12.27	$13.18	$13.74	$13.70
Total Return C,D	1.10%	3.69%	(4.53)%	(1.38)%	3.07%	8.79%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.54% G	.55%	.54%	.54%	.53%	.53%
Expenses net of fee waivers, if any	.53 % G	.54%	.54%	.53%	.53%	.53%
Expenses net of all reductions	.53% G	.54%	.54%	.53%	.53%	.53%
Net investment income (loss)	2.89% G	2.75%	2.38%	2.05%	2.26%	2.39%
Supplemental Data
Net assets, end of period (in millions)	$44	$45	$40	$52	$55	$54
Portfolio turnover rate H	8 % G	15%	17%	16%	16%	15%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® New York Municipal Income Fund Class Z

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.39	$12.27	$13.18	$13.74	$13.70	$12.95
Income from Investment Operations
Net investment income (loss) A,B	.182	.344	.303	.295	.317	.334
Net realized and unrealized gain (loss)	(.041)	.109	(.894)	(.461)	.105	.804
Total from investment operations	.141	.453	(.591)	(.166)	.422	1.138
Distributions from net investment income	(.171)	(.333)	(.302)	(.296)	(.317)	(.334)
Distributions from net realized gain	-	-	(.017)	(.098)	(.065)	(.054)
Total distributions	(.171)	(.333)	(.319)	(.394)	(.382)	(.388)
Net asset value, end of period	$12.36	$12.39	$12.27	$13.18	$13.74	$13.70
Total Return C,D	1.16%	3.81%	(4.43)%	(1.27)%	3.17%	8.89%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.43% G	.43%	.43%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.43 % G	.43%	.43%	.42%	.43%	.43%
Expenses net of all reductions	.43% G	.43%	.43%	.42%	.43%	.43%
Net investment income (loss)	2.99% G	2.86%	2.49%	2.16%	2.36%	2.49%
Supplemental Data
Net assets, end of period (in millions)	$29	$23	$13	$20	$9	$6
Portfolio turnover rate H	8 % G	15%	17%	16%	16%	15%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, New York Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund may be affected by economic and political developments in the state of New York.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforward.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$20,737
Gross unrealized depreciation	(41,367)
Net unrealized appreciation (depreciation)	$(20,630)
Tax cost	$1,235,096

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(9,659)
Long-term	(29,055)
Total capital loss carryforward	$(38,714)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity New York Municipal Income Fund	50,841	48,232
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.49
Class M	.45
Class C	.44
New York Municipal Income	.43
Class I	.51
Class Z	.40

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.49
Class M	.45
Class C	.44
New York Municipal Income	.43
Class I	.51
Class Z	.40

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .09% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .34%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	-%	.25%	39	30
Class M	-%	.25%	5	2
Class C	.75%	.25%	21	16
			65	48

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	3
Class M	-B
Class CA	-B
3

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
B Amount represents less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period February 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	4.1465
Class M	-	.1020
Class C	-	.0975
New York Municipal Income	79.0839
Class I	6.1619
Class Z	1.0500
	90

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period February 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity New York Municipal Income Fund	.0198

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity New York Municipal Income Fund	1
7. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $13.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2024	Year ended January 31, 2024
Fidelity New York Municipal Income Fund
Distributions to shareholders
Class A	$380	$806
Class M	51	117
Class C	36	101
New York Municipal Income	15,365	30,094
Class I	600	1,069
Class Z	349	459
Total	$16,781	$32,646
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2024	Year ended January 31, 2024	Six months ended July 31, 2024	Year ended January 31, 2024
Fidelity New York Municipal Income Fund
Class A
Shares sold	180	321	$2,214	$3,875
Reinvestment of distributions	27	59	334	708
Shares redeemed	(278)	(638)	(3,418)	(7,664)
Net increase (decrease)	(71)	(258)	$(870)	$(3,081)
Class M
Shares sold	14	121	$158	$1,466
Reinvestment of distributions	3	8	42	92
Shares redeemed	(41)	(139)	(500)	(1,674)
Net increase (decrease)	(24)	(10)	$(300)	$(116)
Class C
Shares sold	28	93	$348	$1,137
Reinvestment of distributions	3	8	36	99
Shares redeemed	(70)	(268)	(864)	(3,217)
Net increase (decrease)	(39)	(167)	$(480)	$(1,981)
New York Municipal Income
Shares sold	7,375	19,120	$90,806	$227,745
Reinvestment of distributions	770	1,622	9,454	19,554
Shares redeemed	(9,043)	(22,728)	(111,096)	(271,606)
Net increase (decrease)	(898)	(1,986)	$(10,836)	$(24,307)
Class I
Shares sold	349	1,525	$4,286	$18,128
Reinvestment of distributions	31	56	375	674
Shares redeemed	(454)	(1,184)	(5,579)	(14,131)
Net increase (decrease)	(74)	397	$(918)	$4,671
Class Z
Shares sold	591	1,167	$7,278	$14,015
Reinvestment of distributions	14	18	174	212
Shares redeemed	(92)	(395)	(1,135)	(4,741)
Net increase (decrease)	513	790	$6,317	$9,486
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Note: This is not applicable for any fund included in this document.

1.789717.122
NFY-SANN-0924

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 20, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	September 20, 2024